Capital Management (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2024	2023
CET1 Capital	$57,054	$52,914
Tier 1 Capital	64,735	59,785
Total Capital	73,911	68,718
TLAC	123,288	114,402
Risk-Weighted Assets	420,838	424,197
Leverage Exposures	1,484,962	1,413,036
CET1 Ratio	13.6%	12.5%
Tier 1 Capital Ratio	15.4%	14.1%
Total Capital Ratio	17.6%	16.2%
TLAC Ratio	29.3%	27.0%
Leverage Ratio	4.4%	4.2%
TLAC Leverage Ratio	8.3%	8.1%

(1)	Calculated in accordance with OSFI’s CAR Guideline, Leverage Requirements Guideline and TLAC Guideline, as applicable.